Related parties	12 Months Ended
Mar. 31, 2022
Disclosure of transactions between related parties [abstract]
Related parties
29
. Related parties

The Company has entered into transactions with the following related parties:

•	Green Park Hotel and Resorts Limited for hotel services;
•	Green Park Hospitality Services Private Limited for catering and other services;
•	Dr. Reddy’s Foundation towards contributions for social development;
•	Kunshan Rotam Reddy Pharmaceuticals Company Limited for sales of goods and for research and development services;
•	Pudami Educational Society towards contributions for social development;
•	Indus Projects Private Limited for engineering services relating to civil works;
•	CERG Advisory Private Limited for professional consulting services;
•	Dr. Reddy’s Institute of Life Sciences for research and development services;
•	AverQ Inc. for professional consulting services;
•	Shravya Publications Private Limited for professional consulting services;
•	Samarjita Management Consultancy Private Limited for professional consulting services;
•	Cancelled Plans LLP for the sale of scrap materials;
•	Araku Originals Private Limited for the purchase of coffee powder;
•	DRES Energy Private Limited for the purchase of solar power; and
•	Stamlo Industries Limited for hotel services.

These are enterprises over which key management personnel have control or significant influence. “Key management personnel” consists of the Company’s Directors and members of the Company’s Management Council.

The Company has also entered into cancellable operating lease transactions with key management personnel and close members of their families.

Further, the Company contributes to the Dr. Reddy’s Laboratories Gratuity Fund, which maintains the plan assets of the Company’s Gratuity Plan for the benefit of its employees. See Note 2
7
 of these consolidated financial statements for information on transactions between the Company and the Gratuity Fund.
The following is a summary of significant related party transactions:

	For the Year Ended March 31,
	2022		2021		2020
Catering expenses paid	Rs.	319	Rs.	301	Rs.	344
Contributions towards social development		230		232		233
Research and development services received		122		105		105
Purchase of solar power		124		127		108
Professional consultancy services paid		75		30		4
License fee		57		-		-
Civil works		52		55		101
Lease rentals paid		39		37		35
Facility management services paid		36		36		24
Sale of goods		21		22		14
Hotel expenses paid		18		8		22
Salaries to relatives of key management personnel		12		8		7
Lease rentals received		1		1		1
Research and development services provided		-		93		58
Others		-		-		-	*

* Rounded to the nearest million.

The Company had the following amounts due from related parties:

	As of March 31,
	2022		2021
Key management personnel and close members of their families	Rs.	8	Rs.	8
Other related parties		1		72

The Company had the following amounts due to related parties:

	As of March 31,
	2022		2021
Due to related parties	Rs.	10	Rs.	93

The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2022		2021		2020
Salaries and other benefits	Rs.	627	Rs.	803	Rs.	684
Contributions to defined contribution plans		30		34		34
Commission to directors		305		301		298
Share-based payments expense		214		259		165
	Rs.	1,176	Rs.	1,397	Rs.	1,181

Some of the key management personnel of the Company are also covered under the Company’s Gratuity Plan along with the other employees of the Company. Proportionate amounts of gratuity accrued under the Company’s Gratuity Plan have not been separately computed or included in the above disclosure.